Provisions (Details) £ in Thousands	Mar. 31, 2023 GBP (£) property	Dec. 31, 2022 GBP (£)
Provisions [abstract]
Provisions | £	£ 1,248	£ 1,243
Number of leasehold properties subject to restore alterations | property	3